NOTES AND ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other receivables [abstract]
Disclosure of notes and accounts receivable, net

	December 31, 2024	December 31, 2025
	NT$	NT$
	(In Millions)	(In Millions)

At amortized cost
Notes and accounts receivable	$265,223.7	$271,835.1
Less: Loss allowance	(453.0)	(478.6)
	264,770.7	271,356.5
At FVTOCI	5,912.5	7,695.1

	270,683.2	279,051.6

Disclosure of credit risk exposure	Aging analysis of notes and accounts receivable

	December 31, 2024	December 31, 2025
	NT$	NT$
	(In Millions)	(In Millions)

Not past due	$255,669.6	$263,767.0
Past due
Past due within 30 days	15,464.1	15,762.4
Past due over 31 days	2.5	0.8
Less: Loss allowance	(453.0)	(478.6)

	$270,683.2	$279,051.6
The
current credit risk assessment policies are as follows:

Category	Description	Basis for Recognizing Expected Credit Loss	Expected Credit Loss Ratio

Performing	Credit rating is investment grade on valuation date	12 months expected credit loss	0-0.1%
Doubtful	Credit rating is non- investment grade on valuation date	Lifetime expected credit loss- not credit impaired	-
In default	Credit rating is CC or below on valuation date	Lifetime expected credit loss- credit impaired	-
Write-off	There is evidence indicating that the debtor is in severe financial difficulty and the Company has no realistic prospect of recovery	Amount is written off	-

Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments	Movements of the loss allowance for accounts receivable

	Years Ended December 31
	2023	2024	2025
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

Balance, beginning of year	$331.6	$531.5	$453.0
Provision (Reversal)	199.9	(78.5)	25.6

Balance, end of year	$531.5	$453.0	$478.6